Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of components of accounts receivable, net

	As of December 31,
	2019	2020
	RMB	RMB
Trade receivables (Note a)	1,051,707	36,341
Others (Note b)	355,837	318,149

Subtotal	1,407,544	354,490
Allowance for doubt accounts:
Balance at beginning of the year	(117,544)	(111,778)
Adoption of Topic 326(Note 2(ad))	—	(64,794)
(Provision)/reversal	(155,242)	25,613
Write-offs	161,008	130,998

Allowance as of the end of the year	(111,778)	(19,961)

Accounts receivables, net	1,295,766	334,529